CONTRIBUTED EQUITY, Issued Capital (Details) - USD ($)	Dec. 31, 2019	Jun. 30, 2019
CONTRIBUTED EQUITY [Abstract]
824,320,206 fully paid ordinary shares (June 30, 2019: 670,380,352)	$ 63,428,978	$ 48,853,707
Fully paid ordinary shares outstanding (in shares)	824,320,206	670,380,352